N-4	Dec. 31, 2022
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Group Variable Annuity Contracts | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(4.95%)
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Innovations (Series II) | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Innovations | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Cornerstone (Series II) | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Cornerstone | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions New Jersey Institutions of Higher Ed. | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Standard (Series II) | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Standard | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
State of Iowa Retirement Investors Club 403(b) | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions State of Connecticut | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Standard (Series A) | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Hartford 403(b) Cornerstone Innovations | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Chicago Public Schools | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Premier Solutions Standard (Series A-II) | FidelityVIPGrowthandIncomePortfolioInitialClassMember
Prospectus:
Portfolio Company Objective [Text Block]	US Insurance Large Blend
Portfolio Company Name [Text Block]	Fidelity® VIP Growth & Income Portfolio - Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; Fidelity Management & Research (HK) Ltd
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	4.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	11.58%